Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Current	2,777	3,746	1,140
Deferred	413	2,776	1,306

	3,190	6,522	2,446

Domestic (Israel)	1,270	1,048	664
Foreign	1,920	5,474	1,782

	3,190	6,522	2,446

Schedule of Deferred Income Taxes
	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands

Net operating loss carry forward	74,253	76,348
Temporary differences:
Allowance for credit loss	14,712	15,990
Research and development	7,335	7,796
Lease liabilities	3,614	3,753
Unrealized foreign exchange gains/losses	6,869	2,414
Vacation	1,103	960
Severance	1,170	1,001
Other	1,558	1,134

Deferred tax assets before valuation allowance	110,614	109,396
Valuation allowance	(104,707)	(103,409)
Deferred tax assets	5,907	5,987
Deferred tax liabilities:
Right-of-use lease assets	(3,799)	(4,033)
Intangible assets	(913)	(1,258)
Other including property and equipment, net	(1,195)	(696)

Deferred tax asset, net	-	-

Schedule of Income (Loss) Before Taxes
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands
Domestic	23,752	10,880	(20,850)
Foreign	3,501	1,862	3,607

	27,253	12,742	(17,243)

Schedule of Income Tax Reconciliation
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Income (loss) before taxes as reported in the consolidated statements of operations	27,253	12,742	(17,243)

Statutory tax rate	23%	23%	23%

Theoretical tax expenses (income) on the
above amount at the Israeli statutory
tax rate	6,268	2,931	(3,966)
Non-deductible expenses and other
permanent differences	1,328	2,411	265
Non-deductible expenses related to employee
stock options	989	946	819
Deferred tax assets on losses and other
temporary differences for which valuation
allowance was provided, net	(4,459)	(479)	5,378
Other	(936)	713	(50)

Actual tax expense	3,190	6,522	2,446

Schedule of Changes In Unrecognized Tax Benefits
	December 31,	December 31,	December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Beginning balance	3,187	2,291	2,367
Increases related to tax positions taken during prior years	177	626	283
Increases related to tax positions taken during the current year	607	641	330
Decreases related to statute of limitations	(327)	(371)	(689)
Ending balance	3,644	3,187	2,291